Restricted Net Assets (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Restricted Net Assets [Abstract]
Appropriation to statutory reserve after tax net income	10.00%
Reserve equal to registered capital percentage	50.00%
Net assets	$ 4,849,352	$ 4,249,352